Expense Example, No Redemption {- Fidelity Strategic Real Return Fund} - 09.30 Fidelity Strategic Real Return Fund AMCIZ PRO-21 - Fidelity Strategic Real Return Fund	Nov. 29, 2021 USD ($)
Fidelity Advisor Strategic Real Return Fund: Class A
Expense Example, No Redemption:
1 Year	$ 493
3 Years	702
5 Years	951
10 Years	1,664
Fidelity Advisor Strategic Real Return Fund: Class M
Expense Example, No Redemption:
1 Year	493
3 Years	703
5 Years	954
10 Years	1,673
Fidelity Advisor Strategic Real Return Fund: Class C
Expense Example, No Redemption:
1 Year	173
3 Years	549
5 Years	976
10 Years	1,964
Fidelity Advisor Strategic Real Return Fund: Class I
Expense Example, No Redemption:
1 Year	72
3 Years	233
5 Years	430
10 Years	996
Fidelity Advisor Strategic Real Return Fund: Class Z
Expense Example, No Redemption:
1 Year	62
3 Years	204
5 Years	377
10 Years	$ 879